Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Board has adopted an Equity Award Grant Policy regarding the timing and approval of equity awards granted under the Company's equity compensation plans, including the Amended and Restated 2018 Equity Incentive Plan. The policy is intended to align with the Company’s Insider Trading Policy and mitigate the risk of actual or perceived misuse of material nonpublic information in connection with equity award grant timing that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement and public releases of such information. The Board reviews the Equity Award Policy at least annually and makes updates as necessary.
Outside of the Compensation Committee's annual review and approval of short-term and long-term executive incentive compensation plans, the Compensation Committee has discretionary authority to grant equity awards to named executive officers in connection with, but not limited to, new or amended employment agreements, severance arrangements, or retention purposes. The Chief Financial Officer has discretionary authority to approve equity awards granted to non-executive employees and consultants, generally in connection with new or amended employment or consulting agreements, promotions, performance reviews, retention purposes, and bonus or incentive programs.

Equity awards are not granted in anticipation of the release of material nonpublic information, and the release of material nonpublic information is not timed on the basis of equity award grant dates. Grant dates reflect the actual date of approval by the Compensation Committee or Chief Financial Officer, and no equity awards are backdated or spring-loaded. Additionally, grants of stock options or similar equity awards that include an exercise price related to the market price of the Company’s common stock on the date of grant are prohibited (i) during blackout periods as defined in the Insider Trading Policy and (ii) at any time during the four business days prior to or the one business day following the filing of the Company’s periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

The Company has not granted stock options or similar equity awards in fiscal 2025 or 2024.

Award Timing Method	The policy is intended to align with the Company’s Insider Trading Policy and mitigate the risk of actual or perceived misuse of material nonpublic information in connection with equity award grant timing that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement and public releases of such information. The Board reviews the Equity Award Policy at least annually and makes updates as necessary.
Outside of the Compensation Committee's annual review and approval of short-term and long-term executive incentive compensation plans, the Compensation Committee has discretionary authority to grant equity awards to named executive officers in connection with, but not limited to, new or amended employment agreements, severance arrangements, or retention purposes. The Chief Financial Officer has discretionary authority to approve equity awards granted to non-executive employees and consultants, generally in connection with new or amended employment or consulting agreements, promotions, performance reviews, retention purposes, and bonus or incentive programs.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Equity awards are not granted in anticipation of the release of material nonpublic information, and the release of material nonpublic information is not timed on the basis of equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false